CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 561,297	$ 686,125	$ 470,465
Cost of revenues	(536,823)	(637,615)	(467,400)
Gross profit	24,474	48,510	3,065
Selling and marketing expenses	(17,192)	(34,486)	(20,841)
General and administrative expenses	(78,146)	(61,774)	(67,008)
Impairment on long-lived assets			(17,055)
Gain on disposal of subsidiary	2,512	3,268
Other operating income, net	6,190	2,777	5,446
Loss from operations	(62,162)	(41,705)	(96,393)
Other income (expenses)
Interest income	6,686	4,348	3,440
Interest expense	(43,310)	(34,957)	(29,483)
Other income	64	767	767
Exchange differences	2,676	(5,144)	(1,484)
Loss before provision for income taxes	(96,046)	(76,691)	(123,153)
Benefit from (provision for) income taxes	6,131	(99)	(9,388)
Net loss before earnings in equity investments	(89,915)	(76,790)	(132,541)
Earnings (loss) in equity investments	44	(10)	(211)
Net loss	(89,871)	(76,800)	(132,752)
Less: Net loss attributable to non-controlling interests	5,686	8,320	13,989
Net loss attributable to WSP Holdings Limited	$ (84,185)	$ (68,480)	$ (118,763)
Loss attributable to WSP Holdings Limited per share
Basic (in dollars per share)	$ (0.41)	$ (0.34)	$ (0.58)
Diluted (in dollars per share)	$ (0.41)	$ (0.34)	$ (0.58)
Weighted average ordinary shares used in the computation of loss per share:
Basic (in shares)	204,375,226	204,375,226	204,771,144
Diluted (in shares)	204,375,226	204,375,226	204,771,144